Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) € in Millions, $ in Millions			6 Months Ended
	May 29, 2020 shares	Feb. 29, 2020 USD ($)	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [Line Items]
Investments in subsidiaries, joint ventures and associates			€ 196	€ 3,591
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in joint venture			31.20%
Investments in joint ventures			€ 62	70
Other investments
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in joint venture			0.00%
Investments in joint ventures			€ 134	142
Regeneron Pharmaceuticals, Inc
Disclosure of transactions between related parties [Line Items]
% interest
Investments in associates			€ 0	3,342
Entities and companies managed by Bristol-Myers Squibb
Disclosure of transactions between related parties [Line Items]
% interest			100.00%
Investments in associates			€ 0	€ 37
Equity interest		50.10%
Purchase of interests in investments accounted for using equity method | $		$ 12
Regeneron
Disclosure of transactions between related parties [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Non-current financial assets, number of shares (in shares) | shares	400,000		279,766